Subsequent events - Additional Information (Detail) $ / shares in Units, ₽ in Thousands, $ in Thousands	Mar. 11, 2020 RUB (₽)	Mar. 11, 2020 USD ($) $ / shares	Jan. 31, 2020 RUB (₽)
Statement [Line Items]
Interim dividend declared per share | $ / shares		$ 0.50
Interim dividend declared amount	₽ 1,800,520	$ 25,000,000
Office Premises [Member] | Entering into significant commitments or contingent liabilities [member]
Statement [Line Items]
Additional contractual capital commitments | ₽			₽ 65,082